Disposal of Part of Ownership Interest in Subsidiary without Losing Control	12 Months Ended
Dec. 31, 2017
Disclosure Of Disposal of Part of Ownership Interest in Subsidiary without Losing Control [Abstract]
Disclosure of effects of changes in parent's ownership interest in subsidiary that do not result in loss of control on equity attributable to owners of parent [text block]
13.	Disposal of Part of Ownership Interest in Subsidiary without Losing Control

In November 2017, the Company disposed its ownership interest in DPTW totaling of 9.99% with consideration (net of costs of disposal) amounting to $1,776,984 thousand in cash. The effect of changes in ownership interest of the subsidiary which is attributable to owners of the parent is summarized as follows:

For the year ended December 31, 2017
(in thousands)
Consideration received	$1,776,984
Carrying value of the equity interest disposed of	(1,190,529)
Capital surplus – changes in ownership interest of subsidiary	(12,099)
Other equity – effect from foreign currency translation differences arising from foreign operations	(56,160)
Capital surplus – differences between consideration and carrying amount arising from disposal of interest in subsidiary	$518,196